Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed, on December 30, 2021, Summit Healthcare REIT, Inc. (the "Company," "we" or "us"), completed its previously announced acquisition of eight skilled nursing facilities located in Georgia (collectively, the "GA8 Properties"). This Amendment No. 1 on Form 8-K/A is being filed to amend Item 9.01 of the Company's Current Report on Form 8-K filed with the Securities and Exchange Commission on January 6, 2022, regarding the completion of its acquisition of the GA8 Properties, to include the historical combined financial statements of the GA8 Properties required by Item 9.01(a) of Form 8-K and the pro forma financial information of the Company required by Item 9.01(b) of Form 8-K.
Document Period End Date	Dec. 30, 2021
Entity File Number	000-52566
Entity Registrant Name	SUMMIT HEALTHCARE REIT, INC.
Entity Central Index Key	0001310383
Entity Tax Identification Number	73-1721791
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 South Pointe Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	800
Local Phone Number	978-8136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false